Events after the balance sheet date (Details) - GBP (£)		3 Months Ended	12 Months Ended
		Sep. 28, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Events after the balance sheet date
Proceeds from disposal of intangible assets, net of associated costs	[1]		£ 46,865,000	£ 51,871,000	£ 38,357,000
Net book value of disposals of intangible assets			27,201,000	37,353,000
Additions or extensions of intangible assets			247,677,000	208,944,000
Registrations
Events after the balance sheet date
Net book value of disposals of intangible assets			27,201,000	37,353,000
Additions or extensions of intangible assets			£ 243,182,000	£ 205,091,000
Disposal of playing registrations | Registrations
Events after the balance sheet date
Proceeds from disposal of intangible assets, net of associated costs		£ 19,920,000
Net book value of disposals of intangible assets		1,297,000
Solidarity contributions, sell-on fees and contingent consideration receivable		3,557,000
Acquisition or extension of playing registrations | Registrations
Events after the balance sheet date
Additions or extensions of intangible assets		2,388,000
Sell-on fees and contingent consideration payable		£ 520,000
Due term of payments		5 years

[1]	Payments and proceeds for intangible assets primarily relate to player and key football management staff registrations. When acquiring or selling players’ and key football management staff registrations it is normal industry practice for payments terms to spread over more than one year and consideration may also include non-cash items. Details of registrations additions and disposals are provided in note 15. Trade payables in relation to the acquisition of registrations at the balance sheet date are provided in note 23. Trade receivables in relation to the disposal of registrations at the balance sheet date are provided in note 19.